Statements of Comprehensive Income (Loss) (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Condensed Income Statements Captions [Line Items]
General and administrative expenses		$ (15,923)	$ (12,484)	$ (20,402)
Other (expense) income, net		42	(253)	(714)
Interest income		1,326	2,357	5,601
(Loss) income before income tax		22,272	(15,231)	(13,254)
Income tax benefit (expense)		(6,579)	2,040
Consolidated net (loss) income		15,693	(13,191)	(13,254)
Other comprehensive (loss) income		13,597	(3,136)	(10,437)
Consolidated comprehensive (loss) income		29,290	(16,327)	(23,691)
Parent Company
Condensed Income Statements Captions [Line Items]
General and administrative expenses	[1]	(7,416)	(2,948)	(4,817)
Other (expense) income, net		(4)	(556)	5,470
Interest income		344	962	2,552
(Loss) income before income tax		(7,076)	(2,542)	3,205
Income tax benefit (expense)		0	0	0
Income (loss) before share of net profits of subsidiaries, net of income tax		(7,076)	(2,542)	3,205
Share of net (losses) profits of subsidiaries, net of income tax		22,769	(10,649)	(16,459)
Consolidated net (loss) income		15,693	(13,191)	(13,254)
Foreign currency translation adjustment		13,597	(3,136)	(10,437)
Other comprehensive (loss) income		13,597	(3,136)	(10,437)
Consolidated comprehensive (loss) income		$ 29,290	$ (16,327)	$ (23,691)

[1]	Amount of share-based compensation expense included in general and administrative expenses